Derivative financial instruments (Tables)	6 Months Ended
Dec. 31, 2023
Derivative financial instruments.
Schedule of derivative financial instruments

	31 December 2023		30 June 2023		31 December 2022
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
	£’000	£’000	£’000	£’000	£’000	£’000
Used for hedging:
Interest rate swaps	2,211	—	4,173	—	4,901	—
Forward foreign exchange contracts	321	(2,072)	378	(1,615)	—	—
At fair value through profit or loss:
Embedded foreign exchange derivatives	107	(1)	11,258	(64)	22,561	—
Forward foreign exchange contracts	—	—	—	—	2,603	(519)
	2,639	(2,073)	15,809	(1,679)	30,065	(519)
Less non-current portion:
Used for hedging:
Interest rate swaps	—	—	—	—	4,901	—
Forward foreign exchange contracts	159	(1,482)	378	(748)	—	—
At fair value through profit or loss:
Embedded foreign exchange derivatives	41	—	7,114	—	15,938	—
Forward foreign exchange contracts	—	—	—	—	1,350	(519)
Non-current derivative financial instruments	200	(1,482)	7,492	(748)	22,189	(519)
Current derivative financial instruments	2,439	(591)	8,317	(931)	7,876	—